Investments in Joint Ventures (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments in Joint Ventures [Abstract]
The Group's share of profit (loss) from continuing operations		₪ 3,317
The Group's share of total comprehensive income (loss)		3,317
Aggregate carrying amount of the Group's interests in these joint ventures	₪ 5,592	₪ 5,750